BASIS OF PRESENTATION (Policies)	6 Months Ended
Jun. 30, 2014
BASIS OF PRESENTATION
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the period reported. Actual amounts could differ from those estimates.